Average Annual Total Returns{- Industrials Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Industrials Portfolio	VIP Industrials Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Industrials Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Industrials Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1511 Past 1 year	F1511 Past 5 years	F1511 Past 10 years
Total	17.09%	11.44%	13.27%	28.71%	18.47%	16.55%	20.83%	13.14%	14.57%